Offerings - Offering: 1	Aug. 08, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	2,115,000
Proposed Maximum Offering Price per Unit	15.04
Maximum Aggregate Offering Price	$ 31,809,600.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,870.05
Offering Note	(1) Estimated in accordance with paragraphs (c) and (h) of Rule 457 under the Securities Act of 1933, as amended (the "Securities Act"), solely for purposes of calculating the registration fee. The price for Monro, Inc.'s (the "Company") common stock, par value $0.01 per share ("Common Stock") being registered hereby is based on a price of $15.04 per share of Common Stock, which is the average of the high ($15.63) and low ($14.455) trading prices for a share of Common Stock on August 5, 2025, as reported on the Nasdaq Stock Market. (2) Pursuant to Rule 416(a) of the Securities Act, this Registration Statement also covers any additional shares of Common Stock that become issuable under the Plan by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration that results in an increase in the number of outstanding shares of Common Stock.